LOANS PAYABLE (Details Narrative) - Canada emergency business account loan [member] - CAD ($)		12 Months Ended
	Jan. 31, 2024	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Repayment of loan	$ 30,000	$ 40,000
Loan forgiveness	$ 10,000